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QUARTERLY REPORT

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
99.70%	EXCHANGE TRADED FUND

99.70%	INDEX FUNDS
	State Street SPDR S&P 500 ETF Trust	357,698	$232,625,317

99.70%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $236,013,014)		232,625,317

0.07%	MONEY MARKET FUND
	First American Government Obligations Fund 3.580%(A)	168,979	168,979
	(Cost: $168,979)

99.77%	TOTAL INVESTMENTS
	(Cost: $236,181,993)		232,794,296
0.23%	Other assets, net of liabilities		535,803
100.00%	NET ASSETS		$233,330,099

(A)Effective 7 day yield as of March 31, 2026.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchanged Traded Funds	$232,625,317	$—	$—	$232,625,317
Money Market Funds	168,979	—	—	168,979
	$232,794,296	$—	$—	$232,794,296

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $236,181,993, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(3,387,697)
Net unrealized appreciation	$(3,387,697)